FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Operating Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 17, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total:  912051(in thousands)


                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

AES Corp.             COM         00130H105     276      5000   SH    SOLE                              5000
Abbott Laboratories   COM         002824100     368      7600   SH    SOLE                              7600
American Express      COM         025816109     425      7752   SH    SOLE                              7752
Amer Power Conversion COM         029066107   14570   1177428   SH    SOLE                           1177428
Auto Data Processing  COM         053015103   39345    621454   SH    SOLE                            621454
BP Amoco              SPON ADR    055622104     388      8116   SH    SOLE                              8116
Bristol-Myers Squibb  COM         110122108     236      3200   SH    SOLE                              3200
Cisco Systems         COM         17275R102  100364   2623895   SH    SOLE                           2623895
Citigroup             COM         172967101    1574     30828   SH    SOLE                             30828
Dell Computer         COM         247025109   11643    667700   SH    SOLE                            667700
EMC Corp              COM         268648102   72028   1083129   SH    SOLE                           1083129
Ebay, Inc.            COM         278642103    9793    296773   SH    SOLE                            296773
First Data Corp       COM         319963104   32706    620771   SH    SOLE                            620771
Franklin Electric     COM         353514102     342      5000   SH    SOLE                              5000
General Electric      COM         369604103   49358   1029649   SH    SOLE                           1029649
Harley-Davidson       COM         412822108   49270   1239516   SH    SOLE                           1239516
Home Depot            COM         437076102   49760   1089156   SH    SOLE                           1089156
Hewlett-Packard       COM         428236103   22740    720474   SH    SOLE                            720474
Intel Corp            COM         458140100   64190   2135218   SH    SOLE                           2135218
Intl Business Machs   COM         459200101     484      5700   SH    SOLE                              5700
JDS Uniphase          COM         46612J101    9531    228646   SH    SOLE                            228646
Johnson & Johnson     COM         478160104    4906     46700   SH    SOLE                             46700
MBNA Corp             COM         55262L950     208      5650   SH    SOLE                              5650
Marsh & McLennan      COM         571748102     239      2045   SH    SOLE                              2045
McDonald's Corp       COM         580135101     234      6900   SH    SOLE                              6900
Medtronic             COM         585055106   34019    563465   SH    SOLE                            563465
Merck & Company       COM         589331107   49407    527718   SH    SOLE                            527718
Microsoft             COM         594918104   44406   1023770   SH    SOLE                           1023770
Nokia Corp            SPON ADR    654902204   47431   1090384   SH    SOLE                           1090384
Pfizer                COM         717081103   44595    969472   SH    SOLE                            969472
T Rowe Price          COM         741477103   40630    961316   SH    SOLE                            961316
SDL, Inc.             COM         784076101     296      2000   SH    SOLE                              2000
Schering-Plough       COM         806605101     346      6100   SH    SOLE                              6100
Charles Schwab & Co   COM         808512105   33990   1197897   SH    SOLE                           1197897
Staples               COM         855030102   17341   1468104   SH    SOLE                           1468104
Sun Microsystems      COM         866810104     239      8584   SH    SOLE                              8584
Texas Instruments     COM         882508104     312      6600   SH    SOLE                              6600
Tiffany & Co.         COM         886547108   13950    441115   SH    SOLE                            441115
United Parcel Cl B    COM         911312106     213      3600   SH    SOLE                              3600
Wal-Mart              COM         931142103   49564    932980   SH    SOLE                            932980
Walgreen              COM         931422109     334      8000   SH    SOLE                              8000